Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Property, Plant and Equipment, Net [Abstract]
Acquisition cost	$ 3,258,234	$ 3,190,297	$ 1,231,794
Accumulated depreciation	(347,881)	(216,923)	(162,302)
Total property, plant and equipment, net	$ 2,910,353	$ 2,973,374	$ 1,069,492